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    AIM SMALL CAP GROWTH FUND - CLASS A, CLASS B, CLASS C AND CLASS R SHARES

                      Supplement B dated September 8, 2004
             to the Prospectus dated April 30, 2004 as supplemented
       April 30, 2004, May 18, 2004, July 16, 2004 and September 8, 2004


Effective September 8, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus.

   "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

      They are assisted by the Small Cap Core/Growth Team. More information on the fund's management team may be found on our website
   (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."






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              AIM AGGRESSIVE ALLOCATION FUND - INSTITUTIONAL CLASS
                   AIM BASIC VALUE FUND - INSTITUTIONAL CLASS
             AIM CONSERVATIVE ALLOCATION FUND - INSTITUTIONAL CLASS
                  AIM GLOBAL EQUITY FUND - INSTITUTIONAL CLASS
               AIM MID CAP CORE EQUITY FUND - INSTITUTIONAL CLASS
               AIM MODERATE ALLOCATION FUND - INSTITUTIONAL CLASS
                 AIM SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS

                      Supplement B dated September 8, 2004
             to the Prospectus dated April 30, 2004 as supplemented
        April 30, 2004, May 18, 2004, July 16, 2004 and September 8, 2004


Effective September 8, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - SMALL CAP GROWTH" on page 14 of the Prospectus.

   "SMALL CAP GROWTH

   o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

   o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

      They are assisted by the Small Cap Core/Growth Team. More information on the fund's management team may be found on our website
   (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."